Segmented Information - Disclosure of property and equipment allocated by geography (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [Line Items]
Property and equipment	$ 718,557	$ 1,310,581
United States of America [Member]
Disclosure of operating segments [Line Items]
Property and equipment	657,826	1,212,229
Canada [Member]
Disclosure of operating segments [Line Items]
Property and equipment	$ 60,731	$ 98,352